Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions				9 Months Ended		12 Months Ended
	Apr. 10, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Stockholders' Equity, Reverse Stock Split	0.5
Accumulated deficit		$ (348.2)	$ (318.5)	$ (419.1)		$ (348.2)	$ (318.5)
Allowance for Doubtful Accounts		1.3	1.8			1.3	1.8	$ 1.1	$ 1.1
Reserve for sale		4.7	4.1			4.7	4.1
Interest on property plant and equipment						0.6	0.4
Net of accumulated amortization		56.4	46.5
Amortization of software				$ 14.0	$ 13.9	18.5	18.4	18.7
Research and Development Expense						19.0	13.0	11.2
Advertising Expense						5.6	5.9	5.4
Restatement Adjustment [Member]
Non cash income tax expense						$ 12.7
Accumulated deficit and other liabilities			12.7				12.7
Accumulated deficit			(12.7)				$ (12.7)	(12.7)	$ (12.7)
Computer Software, Intangible Asset [Member]
Amortization of software		$ 23.6	$ 20.9					$ 19.4